Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Cornell University, 4.169%, 6/15/30	$13,555	$ 13,624,108
		$ 13,624,108
Hospital — 0.5%
Ascension Health:
4.078%, 11/15/28	$6,715	$ 6,745,835
4.923%, 11/15/35	6,375	6,387,321
UPMC, 1.803%, 4/15/26	7,300	7,247,901
		$ 20,381,057
Total Corporate Bonds (identified cost $33,283,328)		$ 34,005,165

Tax-Exempt Municipal Obligations — 97.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$9,360	$ 9,843,303
Green Bonds, 5.25%, 9/15/52	8,280	8,766,080
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.45%, 12/1/54(1)	37,200	37,200,000
Oklahoma Water Resources Board, (State Loan Program):
4.00%, 10/1/54	1,320	1,212,736
5.00%, 10/1/41	1,020	1,107,866
5.00%, 10/1/43	1,310	1,399,880
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	7,860	8,736,193
Texas Water Development Board, 4.00%, 10/15/49	6,785	6,294,723
		$ 74,560,781
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$14,652	$ 6,447,019
		$ 6,447,019
Security	Principal Amount (000's omitted)	Value
Education — 3.5%
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	$8,205	$ 8,706,990
Clemson University, SC:
4.00%, 5/1/40	5,770	5,771,129
4.00%, 5/1/41	5,090	5,061,404
Colorado State University, 5.25%, 3/1/50	1,215	1,281,308
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	37,685
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(3)	7,000	7,118,929
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	1,715	2,022,714
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	365	387,622
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,205	2,917,500
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	8,960	9,193,598
Ohio State University, 5.25%, 12/1/46	14,315	15,268,388
Oregon State University:
4.00%, 4/1/44	4,465	4,458,636
5.00%, 4/1/45	6,560	7,067,628
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,220	4,711,724
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	2,490	2,794,576
5.25%, 9/1/43	2,100	2,332,546
Texas Tech University System, 4.00%, 2/15/44	6,200	6,084,498
University of Alabama:
4.00%, 7/1/43	3,220	3,174,911
4.00%, 7/1/44	2,660	2,586,736
University of Arkansas, 5.00%, 11/1/44	2,675	2,848,397
University of California, 5.25%, 5/15/40	3,000	3,669,947
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,656,778
5.25%, 6/1/47	3,500	3,706,716
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,291,094
University of Oregon:
5.00%, 4/1/48	7,715	7,817,704
5.00%, 4/1/50	9,385	9,574,340

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	$2,805	$ 2,594,196
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	14,460	13,357,697
		$ 143,495,391
Electric Utilities — 4.6%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,390,133
5.00%, 7/1/41	2,800	3,129,200
5.00%, 7/1/42	2,720	3,005,552
Fayetteville, NC, Public Works Commission Revenue:
4.00%, 3/1/51	9,800	9,369,831
4.50%, 3/1/49	12,095	12,187,743
5.00%, 3/1/46	4,615	4,858,553
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.55%, 10/1/42(1)	28,035	28,035,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.50%, 1/1/42(1)	9,920	9,920,000
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	5,000	5,201,111
Omaha Public Power District, NE:
4.00%, 2/1/49	2,990	2,785,031
5.00%, 2/1/47	10,000	10,351,948
5.25%, 2/1/48	10,000	10,609,308
5.25%, 2/1/50	10,000	10,695,713
Salt River Project Agricultural Improvement and Power District, AZ:
5.00%, 1/1/47	8,675	9,102,518
5.00%, 1/1/51	7,500	7,887,782
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,736,677
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,259,628
5.25%, 12/1/46	1,750	1,906,544
5.25%, 12/1/47	4,905	5,326,491
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,675,142
5.00%, 12/1/45	2,040	2,139,326
5.25%, 12/1/49	3,500	3,682,127
5.50%, 12/1/54	6,230	6,651,620
Utility Debt Securitization Authority, NY, 5.00%, 6/15/36	3,820	4,434,968
		$ 187,341,946
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,093,640
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,296,147
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,035,415
		$ 45,425,202
General Obligations — 23.2%
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	$13,610	$ 14,488,362
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/41	4,100	4,650,005
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	5,000	5,355,271
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	200	188,734
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	6,895	6,456,994
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	10,135	10,501,290
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,561,032
Bend, OR, 5.00%, 6/1/50	4,430	4,704,735
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,736,078
5.00%, 8/1/43	4,785	5,329,695
Bethel Park School District, PA, 5.25%, 8/1/42	5,155	5,640,018
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	14,935	13,128,667
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,841,036
Boston, MA, 5.00%, 2/1/43	1,705	1,872,136
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,616,885
California, 5.00%, 11/1/42	25,000	27,275,250
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	4,215	3,996,357
Central Dauphin School District, PA, 5.00%, 2/1/46	315	332,278
Chicago Board of Education, IL:
5.00%, 12/1/42	15,000	14,521,244
5.00%, 12/1/44	20,515	19,325,832
Chicago, IL:
5.00%, 1/1/44	6,175	6,027,855
5.25%, 1/1/38	6,750	7,023,645
5.25%, 1/1/45	4,750	4,645,960

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
5.50%, 1/1/39	$5,000	$ 5,245,781
5.50%, 1/1/49	2,975	2,976,770
6.00%, 1/1/43	2,010	2,145,127
Clackamas Community College District, OR, 5.00%, 6/15/40	55	62,028
Collin County Community College District, TX:
4.00%, 8/15/44	9,905	9,753,199
4.125%, 8/15/45	7,260	7,171,218
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,345,948
5.00%, 2/15/44	4,850	5,160,200
Delaware County, PA:
5.00%, 8/1/44	1,900	2,025,158
5.00%, 8/1/46	2,520	2,667,025
Denton County, TX, 4.00%, 7/15/49	9,100	8,502,677
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,682,888
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	14,485	13,924,229
District of Columbia, 5.25%, 1/1/48	9,710	10,237,204
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,186,701
5.00%, 8/15/43	1,250	1,352,557
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,215	2,475,340
5.25%, 8/15/42	3,125	3,458,946
5.25%, 8/15/43	2,855	3,133,678
5.25%, 8/15/44	3,175	3,453,435
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,115	9,685,451
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(4)	10,000	10,525,800
Freehold Township Board Of Education, NJ, 4.00%, 8/15/42	5,760	5,845,967
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,770	23,710,342
Fulshear, TX, 4.00%, 4/15/51	7,485	6,964,993
Glendale Community College District, CA, (Election of 2024), 4.125%, 8/1/50	2,100	2,039,751
Grand Rapids, MI, 5.00%, 4/1/50	13,515	14,171,511
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	2,245	2,400,919
5.00%, 2/15/45	1,930	2,054,505
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Gregory-Portland Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 2/15/46	$3,150	$ 3,390,672
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,703,271
Harford County, MD, 4.00%, 10/1/44	290	289,756
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	1,325	1,231,691
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	6,500	7,026,020
Highline School District No. 401, WA, 5.00%, 12/1/43	8,315	9,053,420
Houston, TX, 4.125%, 3/1/51	8,815	8,136,213
Howell Public Schools, MI:
5.00%, 5/1/42	4,950	5,404,528
5.00%, 5/1/44	6,800	7,266,874
5.00%, 5/1/45	1,700	1,800,861
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,679,193
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	1,215	1,264,123
Illinois:
4.25%, 5/1/46	15,915	15,028,784
5.00%, 2/1/29	15,000	15,331,118
5.50%, 5/1/39	870	931,319
5.50%, 3/1/42	11,700	12,591,487
5.75%, 5/1/45	880	928,741
Jefferson City School District, MO, 5.50%, 3/1/43	6,500	7,084,487
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,497,730
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,730	5,381,093
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,705,377
Massachusetts:
3.00%, 4/1/49	10,000	7,634,388
5.00%, 11/1/43	10,105	10,937,020
5.00%, 12/1/46	1,500	1,603,944
5.00%, 5/1/48	10,000	10,449,601
5.00%, 5/1/49	7,000	7,323,028
Maui County, HI, 5.00%, 9/1/42	4,260	4,695,343
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,550	2,382,161
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	10,000	10,610,829
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(3)	2,700	2,834,325
Mobile, AL, 5.00%, 2/15/41	14,085	15,603,467

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Montgomery County, MD:
2.00%, 8/1/39	$4,000	$ 3,127,903
(SPA: U.S. Bank, N.A.), 2.45%, 11/1/37(1)	31,800	31,800,000
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	6,430	6,970,033
Nassau County, NY, 5.00%, 4/1/49(4)	10,000	10,612,400
New York, NY:
4.00%, 9/1/46	9,895	9,220,496
5.00%, 9/1/48	5,000	5,160,021
5.25%, 5/1/42	3,335	3,567,821
5.25%, 4/1/47	10,000	10,538,186
5.25%, 10/1/47	5,000	5,221,165
5.25%, 2/1/50	14,405	15,174,358
5.25%, 10/1/51	25,000	26,330,392
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,578,846
North Royalton City School District, OH:
5.00%, 12/1/43	600	653,034
5.00%, 12/1/46	1,100	1,168,865
5.00%, 12/1/47	950	1,006,190
Northshore School District No. 417, WA, 5.00%, 12/1/44	2,000	2,154,558
Norwood, MA, 4.00%, 9/15/47	6,055	5,856,693
Oklahoma County, OK:
4.00%, 11/1/44	1,420	1,398,489
4.00%, 11/1/45	1,850	1,804,525
Oregon:
5.25%, 6/1/44	1,350	1,498,465
(SPA: U.S. Bank, N.A.), 2.55%, 12/1/44(1)	1,500	1,500,000
Oregon City School District No. 62, OR:
5.00%, 6/15/41	2,215	2,478,132
5.00%, 6/15/49	4,325	4,392,688
Pasadena Unified School District, CA, (Election of 2020):
5.25%, 8/1/45	2,850	3,178,378
5.25%, 8/1/46	3,000	3,326,096
Pasadena, CA, (Central Library):
5.00%, 9/1/46	1,145	1,256,156
5.00%, 9/1/51	11,925	12,747,588
Pine Bluff School District No. 3, AR, 4.125%, 2/1/49	975	917,438
Puerto Rico:
5.625%, 7/1/29	10,762	11,406,830
5.75%, 7/1/31	12,303	13,523,032
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	19,016,521
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	$5,820	$ 5,500,569
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,506,030
San Diego Unified School District, CA, (Election of 2022):
5.00%, 7/1/47	11,300	12,258,319
5.00%, 7/1/50	21,400	22,841,213
Sustainability Bonds, 4.00%, 7/1/53	8,500	8,029,754
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	9,710	9,562,053
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,717,780
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/43	1,000	1,086,178
5.00%, 2/1/44	1,625	1,750,735
5.00%, 2/1/45	1,500	1,603,410
5.00%, 2/1/46	2,250	2,389,855
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,573,126
5.25%, 8/15/43	4,000	4,441,298
Tacoma School District No. 10, WA, 5.00%, 12/1/48	665	701,256
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,229,273
5.25%, 8/1/43	2,600	2,868,388
5.25%, 8/1/44	3,000	3,281,906
5.25%, 8/1/45	2,000	2,171,849
Texas:
5.00%, 10/1/43	5,000	5,465,381
5.00%, 10/1/44	5,000	5,418,479
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,514,530
Washington, 5.00%, 8/1/46	20,000	21,242,022
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	1,000	1,074,733
Wilson School District, PA, 5.00%, 5/15/43	2,750	2,939,246
Wisconsin, 4.00%, 5/1/41	4,695	4,744,561
Wylie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	8,430	7,908,479
		$ 949,785,293
Hospital — 5.7%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,580	$ 3,143,713

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$10,000	$ 10,163,712
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	12,835	13,370,649
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	3,110	3,123,462
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,510	2,319,333
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,107,639
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,842
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,983,656
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,006,580
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,600	7,934,318
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,565	11,569,543
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	6,000	6,221,590
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,378,056
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,634,132
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	14,955	13,477,115
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,575	5,163,480
4.25%, 4/1/55	4,755	4,454,680
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,671,775
Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/49	9,350	8,466,083
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	13,928,746
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	785,526
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	11,720	10,866,273
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,874,055
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,004,664
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	$5,500	$ 5,054,111
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	3,935	3,676,355
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	4,290	4,291,156
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	7,865	7,593,757
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	8,923,485
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,667,471
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,828,263
		$ 230,909,220
Housing — 3.8%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,740	$ 1,758,596
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	2,017,466
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,942,112
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,595	3,625,731
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	700	687,993
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,745,508
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,109,911
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,325	8,339,117
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	3,250	3,328,726
Social Bonds, 4.85%, 12/1/45	2,660	2,692,212
Social Bonds, 5.00%, 6/1/46	5,000	5,038,870
Missouri Housing Development Commission, SFMR:
3.00%, 11/1/44	910	758,914
Series 2024-A, 4.45%, 11/1/44	940	944,651
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,099	1,030,488
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,866	1,784,038
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,190	12,265,527

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	$12,870	$ 12,958,333
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	288,918
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	3,000	2,916,841
Sustainable Development Bonds, 5.00%, 11/1/54	5,025	5,069,010
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,210	2,221,237
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	4,360	4,384,666
Social Bonds, 5.15%, 10/1/45	4,975	5,065,890
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,335	2,348,216
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott):
4.00%, 11/1/35	5,495	5,459,283
5.00%, 11/1/35	12,600	13,335,386
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	3,385	3,360,301
5.00%, 12/1/35	2,560	2,711,385
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,371,303
Virginia Housing Development Authority:
4.05%, 10/1/44	4,070	3,949,370
4.45%, 12/1/44	1,400	1,414,033
4.625%, 12/1/49	1,015	1,005,240
5.125%, 11/1/43	245	255,489
5.25%, 11/1/48	1,965	2,018,718
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,486,957
		$ 154,330,436
Industrial Development Revenue — 1.5%
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	$4,000	$ 4,350,387
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,554,921
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,323,691
(AMT), 5.00%, 10/1/40	10,980	11,136,567
(AMT), 6.00%, 4/1/35	7,360	8,114,931
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,012,624
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(3)	2,000	2,003,863
		$ 60,496,984
Insured - Education — 0.7%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$13,190	$ 12,971,612
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	7,150	6,763,068
Western Michigan University:
(AG), 5.25%, 11/15/49	665	705,189
(AG), 5.25%, 11/15/54	6,500	6,850,349
		$ 27,290,218
Insured - Electric Utilities — 0.3%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51	$1,600	$ 1,673,481
Long Island Power Authority, NY, (BAM), 5.00%, 9/1/44	8,550	9,161,186
		$ 10,834,667
Insured - General Obligations — 1.2%
Clark County School District, NV, (AG), 4.25%, 6/15/41	$1,775	$ 1,808,144
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,710	11,731,152
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	2,690	2,405,197
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	601,456
(BAM), 3.375%, 3/1/46	2,570	2,196,218
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,395	3,959,247
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,333,047
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,550	1,794,307
Kansas City School District, MO:
(AG), 4.00%, 3/1/44	1,165	1,136,905
(AG), 4.00%, 3/1/45	1,470	1,420,375
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.00%, 8/1/50	5,500	5,785,373
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	6,240	5,344,245
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,490	6,959,953
		$ 50,475,619

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$20,100	$ 18,543,024
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	16,135	14,830,384
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	3,900	3,508,822
		$ 36,882,230
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,834,385
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,311,232
		$ 8,145,617
Insured - Lease Revenue/Certificates of Participation — 0.5%
Maryland Stadium Authority, (Baltimore City Public Schools Construction and Revitalization Program), (AG), 5.00%, 5/1/50	$8,980	$ 9,701,523
Nevada System of Higher Education, NV, (BAM), 4.25%, 7/1/55	9,685	9,235,830
Westfield-Washington Multi-School Building Corp., IN:
(BAM), 5.00%, 7/15/43	2,200	2,330,759
(BAM), 5.00%, 1/15/45	825	862,687
		$ 22,130,799
Insured - Special Tax Revenue — 2.3%
Alabama Highway Authority, (AG), 5.00%, 9/1/44	$10,000	$ 10,847,871
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	2,500	2,679,135
(AG), 5.50%, 6/1/50	7,500	8,010,184
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.25%, 11/1/50	2,500	2,647,594
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	38,358,206
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	11,941,548
(NPFG), 5.50%, 1/1/30	3,080	3,429,312
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,867,719
Park Creek Metropolitan District, CO:
(AG), 5.00%, 12/1/41	1,000	1,069,849
(AG), 5.00%, 12/1/42	1,150	1,219,667
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	$2,645	$ 2,601,703
		$ 92,672,788
Insured - Transportation — 1.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,204,215
(AG), (AMT), 5.25%, 1/1/45	4,115	4,346,491
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,488,661
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,293,085
(AG), (AMT), 5.25%, 7/1/53	12,000	12,331,500
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	1,115	1,123,572
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,263,754
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.00%, 6/30/49	7,755	7,787,014
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,280	3,327,731
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	2,300	2,424,568
		$ 69,590,591
Lease Revenue/Certificates of Participation — 3.8%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,500,026
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/43	1,000	1,061,893
5.00%, 1/15/45	1,500	1,564,314
California State Public Works Board, 5.00%, 11/1/42	4,500	5,037,223
Castle Rock, CO, 5.00%, 12/1/49	5,000	5,229,224
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/45	1,150	1,204,775
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,635,442
5.00%, 10/1/43	9,405	10,129,695
Kentucky Property and Building Commission, 4.125%, 4/1/45	2,160	2,066,167
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,505,753

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	$12,640	$ 13,263,497
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,288,895
5.00%, 6/15/46	6,000	6,251,416
5.00%, 6/15/50	7,500	7,727,990
5.25%, 6/15/50	7,000	7,375,420
2019 Series AA, 5.25%, 6/15/43	10,000	10,319,385
2020 Series AA, 4.00%, 6/15/50	13,500	12,147,623
2022 Series CC, 5.25%, 6/15/43	5,750	6,178,817
North Carolina, 5.00%, 5/1/33	3,000	3,489,680
Palm Beach County, FL:
5.00%, 12/1/43	5,580	6,121,296
5.00%, 12/1/44	5,860	6,362,490
5.00%, 12/1/45	6,100	6,572,585
		$ 156,033,606
Other Revenue — 3.4%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$5,720	$ 5,896,207
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	12,083,393
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	17,746,985
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,505	3,655,205
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,130,081
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,648,116
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,382,621
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,437,292
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,233,140
5.25%, 4/1/42	2,965	3,344,216
5.25%, 4/1/44	4,080	4,518,607
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,492,154
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,676,652
5.00% to 6/1/35 (Put Date), 1/1/56	750	782,018
5.25% to 11/1/35 (Put Date), 11/1/55	10,000	11,003,272
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	$12,500	$ 13,451,481
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	3,605	3,718,999
		$ 140,297,939
Senior Living/Life Care — 2.0%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$9,450	$ 8,752,191
Manhattan, KS, (Meadowlark Hills), 5.50%, 6/1/55	1,250	1,252,580
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	3,750	3,709,749
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,193,815
5.25%, 10/1/30	5,110	5,132,956
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.25%, 11/1/46(6)	3,705	3,824,958
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/56	3,000	2,994,301
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	5,570	8,083,026
11.50%, 7/1/27(3)	615	615,480
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
5.00%, 4/1/54	1,560	1,487,491
5.25%, 4/1/51	1,000	995,665
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,009,295
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	718,832
6.875%, 11/15/55	190	178,998
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/35	9,000	9,043,477
6.00%, 1/1/46	6,755	6,752,261
6.25%, 1/1/56	12,545	12,532,519
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	3,205	3,205,167
		$ 82,482,761

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 9.7%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(3)	$14,625	$ 14,837,098
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/50	5,000	5,255,251
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,225	10,852,885
Green Bonds, 5.00%, 11/1/41	13,840	13,974,998
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/41	3,500	3,917,084
5.00%, 7/1/42	5,000	5,530,194
5.00%, 7/1/43	5,000	5,475,488
Denver City and County, CO, Dedicated Tax Revenue, 4.00%, 8/1/51	4,975	4,573,967
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,709,129
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	5,940	6,025,008
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	4,780	4,503,427
4.00%, 7/1/51	6,000	5,559,279
5.00%, 7/1/43	4,240	4,654,793
5.25%, 7/1/48	14,800	15,753,369
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	12,060	10,498,973
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	4,835	4,469,908
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,683,666
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(3)	3,370	3,461,479
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	2,610	2,371,818
3.00%, 12/1/41	3,415	3,048,873
3.00%, 12/1/43	6,000	5,116,649
Series 2024C, 3.00%, 12/1/42	5,950	5,204,748
Series 2024D, 3.00%, 12/1/42	3,515	3,062,610
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	230	0
5.35%, 5/1/38(5)	80	0
5.75%, 5/1/38	295	297,508
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	30,655	34,729,825
5.00%, 5/1/46	3,250	3,417,264
5.00%, 11/1/46	13,000	13,440,176
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
5.25%, 5/1/46	$7,500	$ 8,009,898
5.25%, 5/1/47	6,500	6,930,375
5.25%, 5/1/52(4)	15,000	15,803,550
5.50%, 5/1/50	5,000	5,411,825
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	8,275	7,620,347
5.25%, 3/15/46	3,000	3,221,437
5.25%, 3/15/47	6,000	6,412,640
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	4,250	3,997,522
5.00%, 3/15/39	10,000	10,463,302
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	23,725	24,565,237
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	9,980	10,285,837
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,225,769
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,217,182
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	20,952,272
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,193,279
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	325	308,306
Series A2, 5.80%, 5/1/35	295	177,000
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	627,975
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,642,802
Green Bonds, 5.25%, 5/15/47	8,065	8,486,895
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	5,000	5,274,836
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,845	3,592,017
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,712,952
		$ 395,558,722
Transportation — 14.9%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,070	$ 12,077,112
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(4)	10,000	10,484,200
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,309,973

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Airport Revenue: (continued)
Green Bonds, (AMT), 5.25%, 7/1/43	$8,500	$ 9,116,458
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,431,431
Broward County, FL, Port Facilities Revenue:
(AMT), 5.00%, 9/1/40	1,000	1,075,802
(AMT), 5.25%, 9/1/41	2,000	2,185,084
(AMT), 5.25%, 9/1/43	1,840	1,979,344
(AMT), 5.25%, 9/1/44	1,500	1,601,090
(AMT), 5.25%, 9/1/45	1,670	1,770,601
(AMT), 5.50%, 9/1/50	10,000	10,629,798
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,345,069
Charlotte, NC, Airport Revenue, 5.25%, 7/1/55	2,500	2,680,193
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,867,028
(AMT), 5.00%, 1/1/39	2,560	2,637,904
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	6,140	5,814,442
(AMT), 5.25%, 11/1/43	10,000	10,679,764
(AMT), 5.25%, 11/1/45	13,000	13,719,430
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	10,000	10,311,813
(AMT), 5.00%, 11/15/42	9,575	10,033,265
(AMT), 5.00%, 11/15/53	5,835	5,913,601
Florida Department of Transportation:
5.00%, 7/1/40	7,485	8,413,097
5.00%, 7/1/41	7,855	8,738,309
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	13,020,935
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,375,185
(AMT), 5.50%, 7/1/43	2,500	2,728,796
(AMT), 5.50%, 7/1/44	3,000	3,247,613
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,208,534
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,358,634
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,872,212
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	31,178,816
Green Bonds, 5.00%, 5/15/44	7,000	7,734,520
Green Bonds, 5.00%, 5/15/45	6,500	7,118,748
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
Green Bonds, (AMT), 5.00%, 5/15/47	$3,130	$ 3,199,765
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,583,745
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,521,429
Green Bonds, (AMT), 5.25%, 5/15/45	5,500	5,867,139
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(4)	16,500	17,091,525
Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	3,675	4,255,727
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	16,030,714
(AMT), 5.00%, 10/1/50	2,250	2,306,507
(AMT), 5.25%, 10/1/41	1,000	1,108,363
(AMT), 5.25%, 10/1/42	1,000	1,095,773
(AMT), 5.50%, 10/1/43	750	829,477
(AMT), 5.50%, 10/1/44	1,000	1,096,658
(AMT), 5.50%, 10/1/45	1,530	1,665,509
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	8,830	9,118,965
New Jersey Turnpike Authority:
4.50%, 1/1/48	1,155	1,168,702
5.00%, 1/1/44	10,000	10,667,705
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	5,961,642
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,985,159
Oklahoma Turnpike Authority:
5.50%, 1/1/53	12,500	13,287,821
5.50%, 1/1/54	7,000	7,601,319
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	2,965	2,971,090
5.00%, 12/1/46	2,240	2,247,724
5.00%, 12/1/53	10,000	10,420,059
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,311,863
Port Authority of New York and New Jersey:
5.00%, 9/1/38	5,930	6,296,735
(AMT), 5.00%, 12/1/44	4,500	4,646,334
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,495	7,596,610
(AMT), 5.00%, 7/1/45	7,530	7,662,337
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	19,206,776

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	$11,490	$ 11,563,421
(AMT), 5.00%, 4/1/44	8,615	8,744,297
(AMT), 5.00%, 8/1/46	11,915	12,110,130
(AMT), 5.25%, 10/1/41	4,500	4,987,634
(AMT), 5.25%, 10/1/42	5,000	5,478,866
(AMT), 5.25%, 10/1/43	3,000	3,253,329
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	10,665	11,013,925
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,145,076
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,595	6,652,662
(AMT), 5.00%, 7/1/46	9,640	9,792,556
(AMT), 5.25%, 7/1/44	4,000	4,250,107
(AMT), 5.25%, 7/1/48	16,260	16,465,317
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,265,593
(AMT), 5.25%, 7/1/44	1,000	1,072,140
(AMT), 5.25%, 7/1/50	5,000	5,245,714
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,200	7,801,307
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	1,825	1,825,168
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 2.45%, 1/1/32(1)	12,255	12,255,000
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	1,000	1,091,909
		$ 607,476,124
Water and Sewer — 10.2%
Allegheny County Sanitary Authority, PA:
4.125%, 12/1/43	$2,250	$ 2,238,383
5.00%, 12/1/50	2,000	2,094,336
Aurora, CO, Water Revenue, 5.00%, 8/1/49	10,000	10,480,810
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	3,085	2,932,810
4.00%, 3/1/50	1,790	1,660,050
Camas, WA, Water and Sewer Revenue, 5.25%, 12/1/50	1,010	1,075,124
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,915	5,153,132
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	10,760	10,281,322
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	$14,395	$ 15,654,122
District of Columbia Water and Sewer Authority:
4.00%, 10/1/51	10,005	9,209,203
(SPA: Bank of America, N.A.), 2.50%, 10/1/60(1)	40,000	40,000,000
Green Bonds, 5.25%, 10/1/50	5,000	5,351,879
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/50	1,430	1,534,792
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	11,943,598
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	2,835	2,644,672
3.00%, 6/1/40	2,385	2,167,936
Grand Strand Water and Sewer Authority, SC, 4.00%, 6/1/51	2,500	2,334,597
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,260	2,063,941
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	3,485	3,729,657
JEA, FL, Water and Sewer System Revenue:
5.50%, 10/1/54	10,425	11,229,252
(SPA: U.S. Bank, N.A.), 2.60%, 10/1/38(1)	19,785	19,785,000
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	645	607,790
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	705	671,071
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.50%, 1/1/65(1)	53,000	53,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	8,000	8,316,722
5.00%, 6/15/48	14,595	15,268,177
5.00%, 6/15/49	6,240	6,503,525
5.00%, 6/15/50	3,385	3,478,909
5.00%, 6/15/51	10,250	10,649,671
5.25%, 6/15/47	4,850	5,142,710
5.25%, 6/15/48	13,500	14,286,937
5.25%, 6/15/53	4,000	4,225,990
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	2,200	2,341,690
5.00%, 4/1/46	3,100	3,278,430
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,750	5,337,382
5.25%, 10/1/43	5,000	5,493,630
5.25%, 10/1/45	3,500	3,784,467

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Peace River Manasota Regional Water Supply Authority, FL: (continued)
5.25%, 10/1/46	$4,005	$ 4,308,308
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,200	17,304,602
Portland, OR, Sewer System Revenue:
5.00%, 12/1/47	5,000	5,214,311
5.00%, 10/1/49	5,000	5,274,842
San Antonio, TX, Water System Revenue:
5.00%, 5/15/41	5,000	5,505,502
5.00%, 5/15/42	9,000	9,821,943
(SPA: Truist Bank), 2.50%, 5/1/54(1)	29,000	29,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,940	6,167,612
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,850	1,984,487
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	75	78,083
Suffolk County Water Authority, NY, 3.00%, 6/1/45	3,000	2,453,062
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,031,502
Texas Water Development Board, 4.25%, 10/15/51	4,305	4,099,512
Washington Suburban Sanitary District, MD, 2.125%, 6/1/38	10,770	8,859,538
		$ 415,055,021
Total Tax-Exempt Municipal Obligations (identified cost $3,912,226,325)		$3,967,718,974

Taxable Municipal Obligations — 2.0%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%†
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,361,004
		$ 1,361,004
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.1%
San Antonio, TX, Electric and Gas Systems Revenue, 5.469%, 2/1/45	$3,675	$ 3,694,203
		$ 3,694,203
General Obligations — 0.2%
New York, NY, 5.372%, 10/1/51	$9,355	$ 9,120,833
		$ 9,120,833
Insured - Transportation — 1.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 4,934,761
(AMBAC), 0.00%, 10/1/26	14,395	13,965,063
(AMBAC), 0.00%, 10/1/27	22,355	20,779,243
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,881,329
		$ 47,560,396
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 625,319
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	304,791
		$ 930,110
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,061,522
		$ 17,061,522
Total Taxable Municipal Obligations (identified cost $87,452,986)		$ 81,180,861
Total Investments — 100.0% (identified cost $4,032,962,639)		$4,082,905,000
Other Assets, Less Liabilities — 0.0%†		$ 1,859,829
Net Assets — 100.0%		$4,084,764,829
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

Eaton Vance
National Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $42,663,949 or 1.0% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(6)	When-issued security.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	13.0%
Texas	12.4%
California	12.0%
Others, representing less than 10% individually	61.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 9.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 34,005,165	$ —	$ 34,005,165
Tax-Exempt Municipal Obligations	—	3,967,718,974	—	3,967,718,974
Taxable Municipal Obligations	—	81,180,861	—	81,180,861
Total Investments	$—	$4,082,905,000	$—	$4,082,905,000
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.